Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (36,832,643)	$ (6,046,195)	$ (22,861,257)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	31,703,305	32,187,324	32,322,695
Amortization of deferred drydock expenditures	5,168,526	6,198,245	4,803,069
Share-based compensation	2,612,968	3,000,672	2,333,091
Loss on vessel held for sale		6,447,309
Loss on sale of vessels			13,162,192
Amortization of deferred finance fees	2,192,177	1,765,271	2,560,180
Unrealized (gains) / losses on derivatives	(276,268)	113,591
Foreign exchange	(71,917)	108,978	(73,207)
Loss from equity method investments	316,790
Deferred drydock payments	(5,882,866)	(7,003,305)	(5,387,875)
Changes in operating assets and liabilities:
Receivables	(2,495,011)	12,274,862	(2,623,226)
Prepaid expenses and other assets	172,561	(1,743,880)	137,453
Advances and deposits	(1,034,296)	1,597,419	(1,981,261)
Inventories	(821,256)	(115,327)	2,653,304
Accounts payable	1,151,201	2,543,080	(3,672,559)
Accrued expenses and other liabilities	(701,459)	(5,098,531)	(48,663)
Deferred revenue	2,069,750
Accrued interest on debt and finance leases	(156,966)	(135,064)	(852,676)
Net cash (used in) / provided by operating activities	(2,885,404)	46,094,449	20,471,260
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels	9,895,000		26,557,707
Payments for acquisition of vessels and vessel equipment	(2,475,399)	(18,720,337)	(2,599,827)
Advances for ballast water treatment systems	(157,879)	(2,184,466)	114,235
Payments for other non-current assets	(93,798)	(88,630)	(177,950)
Payments for equity investments	(5,541,364)
Net cash provided by / (used in) investing activities	1,626,560	(20,993,433)	23,894,165
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt		20,375,243	201,462,500
Repayments of long-term debt	(66,911,512)	(18,017,863)	(222,198,713)
Proceeds from finance leases	49,000,000
Repayments of finance leases	(19,959,944)	(18,650,009)	(26,510,556)
Payments for deferred finance fees	(980,000)	(220,000)	(2,298,587)
Repurchase of common stock		(286,856)
Payment of dividend		(1,659,308)	0
Issuance of preferred stock, net	37,985,646
Payment of preferred dividend	(791,781)	0	0
Net cash used in financing activities	(1,657,591)	(18,458,793)	(49,545,356)
Net (decrease) / increase in cash and cash equivalents	(2,916,435)	6,642,223	(5,179,931)
Cash and cash equivalents at the beginning of the year	58,365,330	51,723,107	56,903,038
Cash and cash equivalents at the end of the period	55,448,895	58,365,330	51,723,107
Cash paid during the year for:
Cash paid during the period for interest in respect of debt	4,509,904	6,526,308	11,544,904
Cash paid during the period for interest in respect of finance leases	9,793,364	9,902,396	13,529,033
Cash paid during the period for operating lease liabilities	461,521	501,118	501,848
Cash paid during the period for income taxes	197,937	$ 138,841	$ 54,730
Non-cash investing activity: Investment in Element 1 by issuing 950,000 shares of common stock	5,320,000
Non-cash financing activity: MP Profits Interest	942,508
Non-cash financing activity: Accrued preferred dividends	$ 462,277